Schedule of disaggregated information of cost of revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Total cost of revenues	$ 2,222,009	$ 1,465,976
Property Management Services Common Area Management [Member]
Product Information [Line Items]
Total cost of revenues	1,152,007	1,016,054
Property Management Services Security Management [Member]
Product Information [Line Items]
Total cost of revenues	470,139	449,922
Property Management Services [Member]
Product Information [Line Items]
Total cost of revenues	1,622,146	1,465,976
Holistic Wellness Consumer Products [Member]
Product Information [Line Items]
Total cost of revenues	77,330
Wellness Therapies Service [Member]
Product Information [Line Items]
Total cost of revenues	522,533
Holistic Wellness Consumer Products and Services [Member]
Product Information [Line Items]
Total cost of revenues	$ 599,863